Segment Information - Schedule of Revenues by Market Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 510,624	$ 246,053	$ 229,650
EPI
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	96,799	6,896	10,357
Private Pay
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	268,821	220,217	204,764
Export
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 145,004	$ 18,940	$ 14,529